Filed Pursuant to Rule 497(e)
1933 Act File No. 033-12213
1940 Act File No. 811-05037

Trillium P21 Global Equity Fund
(formerly, Portfolio 21 Global Equity Fund)
Institutional Class Ticker: PORIX
Retail Class Ticker: PORTX

Trillium Small/Mid Cap Fund
Institutional Class Ticker: TSMDX
*Retail Class Ticker: TBD
*Shares are not available at this time

Supplement dated November 22, 2019 to the
Statutory Prospectus and Statement of Additional Information (“SAI”)
dated October 31, 2019

Important Notice Regarding Changes to the Investment Objective and the Investment Policy

Effective January 21, 2020, the Trillium P21 Global Equity Fund will change its name to the:

“Trillium ESG Global Equity Fund”

At the same time, the Trillium ESG Global Equity Fund will change its Investment Objective to:

The Trillium ESG Global Equity Fund (the “Global Equity Fund” or “Fund”) seeks long-term capital ~~growth~~ appreciation.

At the same time, the Trillium Small/Mid Cap Fund will change its name to the:

“Trillium ESG Small/Mid Cap Fund”

The investment adviser believes that the new investment objective and names will better describe the Funds’ current investment strategies.

All references in the Prospectus and SAI to the Trillium P21 Global Equity Fund will be replaced with Trillium ESG Global Equity Fund. Additionally, references in the Prospectus and SAI to the Trillium Small/Mid Cap Fund will be replaced with Trillium ESG Small/Mid Cap Fund.

Although the investment strategies will not change, the Funds’ investment policies will be updated to reflect the newly named Funds.

Filed Pursuant to Rule 497(e)
1933 Act File No. 033-12213
1940 Act File No. 811-05037

The new Investment Policy for the Trillium ESG Global Equity Fund will be as follows:

Under normal market conditions, at least 80% of the Global Equity Fund’s net assets (plus any borrowings for investment purposes) will be ~~fully~~ invested~~, but at least 80%,~~ in equity securities that meet the Adviser’s ESG criteria, although the Adviser intends to normally be fully invested.

The new Investment Policy for the Trillium ESG Small/Mid Cap Fund will be:

Under normal conditions, the SMID Fund seeks to achieve its objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small and mid-sized companies that meet the Adviser’s Environmental, Social, and Governance ("ESG") criteria.

Please retain this Supplement with the Statutory Prospectus and the SAI.